LVIP SSGA Moderate Index Allocation Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–84.03%
INVESTMENT COMPANIES–84.03%
Equity Funds–33.77%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	3,056,250	$40,342,500
LVIP SSGA S&P 500 Index Fund	5,012,115	161,515,407
LVIP SSGA Small-Cap Index Fund	762,658	26,759,376
		228,617,283
Fixed Income Fund–30.14%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	20,218,245	204,082,960
		204,082,960
International Equity Fund–20.12%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	10,166,218	136,247,657
		136,247,657
Total Affiliated Investments (Cost $395,164,284)		568,947,900

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS–16.00%
INVESTMENT COMPANIES–16.00%
Fixed Income Fund–10.06%
Schwab US TIPS ETF	2,559,271	$68,102,201
		68,102,201
International Equity Fund–5.94%
iShares Core MSCI Emerging Markets ETF	577,227	40,261,583
		40,261,583
Total Unaffiliated Investments (Cost $92,226,641)		108,363,784

TOTAL INVESTMENTS–100.03% (Cost $487,390,925)	677,311,684
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.03%)	(190,867)
NET ASSETS APPLICABLE TO 37,283,485 SHARES OUTSTANDING–100.00%	$677,120,817

✧✧Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes.
LVIP SSGA Moderate Index Allocation Fund–1

LVIP SSGA Moderate Index Allocation Fund
Notes
March 31, 2026 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2026, were as follows:
	Value 12/31/25	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/26	Number of Shares 03/31/26	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-84.03%@
Equity Funds-33.77%@
✧✧LVIP SSGA Mid-Cap Index Fund	$41,170,279	$195,009	$2,048,771	$86,787	$939,196	$40,342,500	3,056,250	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	167,756,502	5,041,291	4,010,172	172,785	(7,444,999)	161,515,407	5,012,115	—	—
✧✧LVIP SSGA Small-Cap Index Fund	27,347,909	130,006	958,670	124,185	115,946	26,759,376	762,658	—	—
Fixed Income Fund-30.14%@
✧✧LVIP SSGA Bond Index Fund	206,012,406	3,055,145	5,012,715	(621,430)	649,554	204,082,960	20,218,245	—	—
International Equity Fund-20.12%@
✧✧LVIP SSGA International Index Fund	140,007,065	650,031	5,845,178	525,680	910,059	136,247,657	10,166,218	—	—
Total	$582,294,161	$9,071,482	$17,875,506	$288,007	$(4,830,244)	$568,947,900		$—	$—

@ As a percentage of Net Assets as of March 31, 2026.
✧✧ Standard Class shares.
LVIP SSGA Moderate Index Allocation Fund–2